Business combinations (Tables)	18 Months Ended
Oct. 31, 2018
Disclosure of detailed information about business combination [line items]
Summary of Acquisitions
Summary of acquisitions

							Consideration
	Carrying value at acquisition		Fair value adjustments		Goodwill		Shares		Cash		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business		(2,487,916)		4,143,712		4,858,374		6,514,170		-		6,514,170
COBOL-IT		(2,952)		14,026		5,588		-		16,662		16,662
		(2,490,868)		4,157,738		4,863,962		6,514,170		16,662		6,530,832

Acquisitions in the 12 months ended April 30, 2017:
Serena Software Inc.		147,260		(249,306)		379,669		-		277,623		277,623
GWAVA Inc.		618		3,062		12,767		-		16,447		16,447
OpenATTIC		-		4,991		-		-		4,991		4,991
OpenStack		-		-		-		-		-		-
		147,878		(241,253)		392,436		-		299,061		299,061

Acquisitions in the 12 months ended April 30, 2016:
Authasas BV		1,110		10		8,840		-		9,960		9,960
		(2,341,880)		3,916,495		5,265,238		6,514,170		325,683		6,839,853

HPE Software Business [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value Adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets (note 11) [1]		72,825		6,467,000		6,539,825
Property, plant and equipment (note 12)		160,118		-		160,118
Other non-current assets		41,929		-		41,929
Inventories		185		-		185
Trade and other receivables		721,009		-		721,009
Current tax recoverable		496		-		496
Cash and cash equivalents		320,729		-		320,729
Trade and other payables		(686,855)		1,616		(685,239)
Current tax liabilities		(9,942)		-		(9,942)
Borrowings		(2,547,604)		-		(2,547,604)
Short-term provisions		(30,182)		-		(30,182)
Short-term deferred income (note 24) [2]		(701,169)		58,004		(643,165)
Long-term deferred income (note 25) [2]		(116,858)		8,652		(108,206)
Long-term provisions (note 26)		(38,983)		-		(38,983)
Retirement benefit obligations (note 27)		(71,445)		-		(71,445)
Other non-current liabilities		(52,421)		12,145		(40,276)
Deferred tax liabilities [3]		450,252		(2,403,705)		(1,953,453)
Net (liabilities)/assets		(2,487,916)		4,143,712		1,655,796
Goodwill (note 10)		-				4,858,374
Consideration						6,514,170

Consideration satisfied by:
Shares						6,514,170
The fair value adjustments include:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of the HPE Software business;

[2]	Deferred income has been valued taking account of the remaining performance obligations;
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired
The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):

	Fair value
	$	’000
Technology		1,809,000
Customer relationships		4,480,000
Trade names		163,000
Leases		15,000
		6,467,000

Serena Software, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Goodwill		462,400		(462,400)		-
Intangible assets - purchased [1]		-		317,700		317,700
Intangible assets - other		79		-		79
Property, plant and equipment		1,927		-		1,927
Other non-current assets		167		-		167
Deferred tax asset		15,347		-		15,347
Trade and other receivables		27,362		-		27,362
Cash and cash equivalent		65,784		-		65,784
Borrowings – short-term		(27,712)		-		(27,712)
Trade and other payables		(11,766)		-		(11,766)
Provisions – short-term		(4,045)		-		(4,045)
Current tax liabilities		(3,173)		-		(3,173)
Deferred income – short-term [2]		(72,217)		3,761		(68,456)
Deferred income – long-term [2]		(14,853)		798		(14,055)
Borrowings – long-term		(288,938)		-		(288,938)
Other non-current liabilities		(717)		-		(717)
Deferred tax liabilities [3]		(2,385)		(109,165)		(111,550)
Net assets /(liabilities)		147,260		(249,306)		(102,046)
Goodwill (note 10)						379,669
Consideration						277,623

Consideration satisfied by:
Cash						277,623

The fair value adjustments relate to:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):
	Fair value
	$	’000
Technology		86,100
Customer relationships		210,200
Trade names		21,400
		317,700

GWAVA Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets - purchased [1]		-		5,330		5,330
Intangible assets - other 2		1,180		(1,180)		-
Property, plant and equipment		195		-		195
Trade and other receivables		3,096		-		3,096
Cash and cash equivalent		2,389		-		2,389
Trade and other payables		(1,331)		-		(1,331)
Deferred income – short-term [3]		(4,094)		324		(3,770)
Deferred income – long-term		(817)		-		(817)
Deferred tax liabilities [4]		-		(1,412)		(1,412)
Net assets		618		3,062		3,680
Goodwill (note 10)						12,767
Consideration						16,447

Consideration satisfied by:
Cash						16,447

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;

[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 10):
	Fair value
	$	’000
Technology		4,075
Customer relationships		544
Trade names		711
		5,330

OpenATTIC [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets – purchased technology		-		4,991		4,991
Net assets		-		4,991		4,991
Goodwill						-
Consideration						4,991

Consideration satisfied by:
Cash						4,991

Authasas BV [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets - purchased [1]		-		3,356		3,356
Intangible assets - other [2]		1,973		(1,973)		-
Property, plant and equipment		14		-		14
Inventory		11		-		11
Deferred tax asset [3]		339		(339)		-
Trade and other receivables		463		-		463
Cash and cash equivalent		106		-		106
Trade and other payables [4]		(1,796)		(68)		(1,864)
Deferred tax liabilities [5]		-		(966)		(966)
Net assets		1,110		10		1,120
Goodwill						8,840
Consideration						9,960

Consideration satisfied by:
Cash						9,960

The fair value adjustments relate to:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Authasas BV;

[2]	Other intangible assets relating to product development costs have been written down to nil;
[3]	The deferred tax asset on acquisition has been written down to nil;
[4]	Deferred income has been valued taking account of the remaining performance obligations;
[5]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows :
	Fair value
	$	’000
Technology		2,545
Customer relationships		811
		3,356